Business and Non-Current Asset Disposals - Summary of Business and Non-Current Asset Disposals (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets	$ 435	$ 232		$ 193
- cash and cash equivalents	4	31		7
- inventories, receivables, payables and provisions	10	25		29
- lease liabilities	(30)	(20)		(44)
- deferred tax	(22)	1		(3)
- retirement benefit obligations	(11)	(1)		(1)
- non-controlling interests	0	0		(6)
Net assets disposed	386	268		175
Reclassification of currency translation effects on disposal	(4)	29		13
Total	382	297		188
Proceeds from disposals (net of disposal costs)	333	413		205
(Loss)/profit on disposals from continuing operations	(49)	116		17
Continuing operations
Proceeds from disposals from continuing operations	333	413		205
Less: cash and cash equivalents disposed	(4)	(31)		(7)
Less: deferred proceeds arising on disposal (note 19)	0	(1)		(14)
Net cash inflow arising on disposal from continuing operations	329	381		184
Discontinued operations
Total Group net cash inflow arising on disposal	3,827	387	[1]	184	[1]
Business disposals
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets	344	135		69
- cash and cash equivalents	4	31		7
- inventories, receivables, payables and provisions	10	25		29
- lease liabilities	(4)	(3)		(12)
- deferred tax	(22)	1		(3)
- retirement benefit obligations	(11)	(1)		(1)
- non-controlling interests	0	0		(6)
Net assets disposed	321	188		83
Reclassification of currency translation effects on disposal	(4)	29		13
Total	317	217		96
Proceeds from disposals (net of disposal costs)	218	295		77
(Loss)/profit on disposals from continuing operations	(99)	78		(19)
Continuing operations
Proceeds from disposals from continuing operations	218	295		77
Less: cash and cash equivalents disposed	(4)	(31)		(7)
Less: deferred proceeds arising on disposal (note 19)	0	(1)		(14)
Net cash inflow arising on disposal from continuing operations	214	263		56
Disposal of other non-current assets
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets	91	97		124
- cash and cash equivalents	0	0		0
- inventories, receivables, payables and provisions	0	0		0
- lease liabilities	(26)	(17)		(32)
- deferred tax	0	0		0
- retirement benefit obligations	0	0		0
- non-controlling interests	0	0		0
Net assets disposed	65	80		92
Reclassification of currency translation effects on disposal	0	0		0
Total	65	80		92
Proceeds from disposals (net of disposal costs)	115	118		128
(Loss)/profit on disposals from continuing operations	50	38		36
Continuing operations
Proceeds from disposals from continuing operations	115	118		128
Less: cash and cash equivalents disposed	0	0		0
Less: deferred proceeds arising on disposal (note 19)	0	0		0
Net cash inflow arising on disposal from continuing operations	115	118		128
Discontinued operations
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets	2,016
- cash and cash equivalents	27
- inventories, receivables, payables and provisions	406
Net assets disposed	2,049
Reclassification of currency translation effects on disposal	5
Total	2,054
Discontinued operations
Profit/(loss) on disposals from discontinued operations (note 3)	1,471	3		(8)
Continuing operations
Less: cash and cash equivalents disposed	(27)
Discontinued operations
Net cash inflow arising on disposal from discontinued operations	3,498	6		0
Total Group net cash inflow arising on disposal	3,827	387		184
Discontinued operations | Business disposals
Discontinued operations
Profit/(loss) on disposals from discontinued operations (note 3)	1,471	0		(5)
Discontinued operations
Net cash inflow arising on disposal from discontinued operations	3,498	0		0
Total Group net cash inflow arising on disposal	3,712	263		56
Discontinued operations | Disposal of other non-current assets
Discontinued operations
Profit/(loss) on disposals from discontinued operations (note 3)	0	3		(3)
Discontinued operations
Net cash inflow arising on disposal from discontinued operations	0	6		0
Total Group net cash inflow arising on disposal	$ 115	$ 124		$ 128

[1]	See the Accounting Policies on page 181 for further details.